LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2020 and 2027. Components of operating lease expense were as follows:

Year ended December 31, 2019

Operating lease cost*	$2,196
Short- term lease cost	272
Total lease costs	$2,468

*) Operating lease cost were paid in cash during the year ended December 31,2019

Supplemental information related to operating leases was as follows:

Year ended December 31, 2019

New operating lease assets obtained in exchange for operating lease liabilities	$1,469

As of December 31, 2019, our operating leases had a weighted average remaining lease term of  3 years and a weighted average discount rate of 4.5%.

     Future lease payments under operating leases as of December 31, 2019 were as follows:

2020	$2,019
2021	1,775
2022	1,269
2023	517
Thereafter	16
Total future lease payements	5,596
Less imputed interest	(361)
Total lease liability balance	$5,235

As of December 31, 2019, we have entered into a new lease that has not yet commenced with future lease payments of $3,874, excluding extension options, that is not yet recorded on our consolidated balance sheets. This lease will come into effect in 2020 with a non-cancelable lease term of 5 years.

Total lease costs during the year ended December 31, 2018 were $2,578.